CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Mar. 31, 2020	$ 144	$ 145,197	$ (68,424)	$ 410,219	$ (991)	$ 486,145
Balance (in shares) at Mar. 31, 2020	27,000
Issuance of restricted stock awards	$ 1	0	0	0	0	1
Issuance of restricted stock awards (in shares)	200
Share-based compensation	$ 0	7,169	0	0	0	7,169
Share-based compensation (in shares)	0
Repurchase of common stock	$ 0	0	$ (6,948)	0	0	(6,948)
Repurchase of common stock (in shares)			(194)
Net earnings	0	0	$ 0	74,397	0	74,397
Foreign currency translation adjustment	0	0	0	0	1,646	1,646
Balance at Mar. 31, 2021	$ 145	152,366	(75,372)	484,616	655	562,410
Balance (in shares) at Mar. 31, 2021	27,006
Issuance of restricted stock awards	$ 1	0	0	0	0	1
Issuance of restricted stock awards (in shares)	163
Share-based compensation	$ 0	7,114	0	0	0	7,114
Share-based compensation (in shares)	0
Repurchase of common stock	$ 0	0	$ (13,608)	0	0	(13,608)
Repurchase of common stock (in shares)			(283)
Stock split effected in the form of a dividend	135	0	$ 0	(135)	0	0
Retirement of treasury stock	(11)	0	82,246	(82,235)	0	0
Net earnings	0	0	0	105,600	0	105,600
Foreign currency translation adjustment	0	0	0	0	(779)	(779)
Balance at Mar. 31, 2022	$ 270	159,480	(6,734)	507,846	(124)	$ 660,738
Balance (in shares) at Mar. 31, 2022	26,886					26,886
Issuance of restricted stock awards	$ 2	0	0	0	0	$ 2
Issuance of restricted stock awards (in shares)	150
Share-based compensation	$ 0	7,823	0	0	0	7,823
Share-based compensation (in shares)	0
Repurchase of common stock	$ 0	0	$ (7,346)	0	0	(7,346)
Repurchase of common stock (in shares)			(131)
Net earnings	0	0	$ 0	119,356	0	119,356
Foreign currency translation adjustment	0	0	0	0	1,692	1,692
Balance at Mar. 31, 2023	$ 272	$ 167,303	$ (14,080)	$ 627,202	$ 1,568	$ 782,265
Balance (in shares) at Mar. 31, 2023	26,905					26,905